Share capital	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Share capital
9.	Share capital
Authorized share capital
The Company is authorized to issue an unlimited number of voting common shares, Class A non-voting
common shares, preference shares and Class A preferred shares, in each case without par value. All issued shares are fully paid.
Between December 20 and December 27, 2019, the Company completed a non-brokered
private placement and issued 159,294 common shares for proceeds of $6,481,381 at $40.05 per share.
On December 27, 2019
, a convertible debenture was converted to 13,436 common shares representing proceeds of $492,409.
On November 13, 2020, the Company completed a private placement with two entities to purchase 281,138 Class A preferred shares at a price of $81.81 per share, for total proceeds of $23,000,000 and incurred transaction fees of $1,380,000.
On January 25, 2021, the Company issued 12,000
shares as full and final satisfaction of all obligations under a consulting agreement for services the Company received up to May 2020.
Between June 11 and June 24, 2021, four employees exercised stock options for a total of 25,664 common shares at an aggregate exercise price of $169,105.
Long-term incentive plans
Stock options
The Company has a stock option plan (the “Plan”) approved by the Company’s shareholders that allows it to grant stock options, subject to regulatory terms and approval, to its officers, directors, employees and service providers. This Plan was effective from September 2017 through October 31, 2019.
Each stock option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the average market price of the Company’s common shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year thereafter. If the options remain unexercised after a period of 5 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
On November 1, 2019, the Company adopted a new Long Term Incentive Plan (the “LTIP”) approved by the Company’s shareholders that allows it to grant stock options, restricted share units, deferred share units, stock appreciation rights, and other forms of equity compensation, subject to regulatory terms and approval, to its officers, directors, employees and service providers.
For stock options issued under the LTIP, each stock option converts into one common share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the fair market value of the Company’s common shares on the date of grant. The vesting period is one-third on the first-year anniversary of the grant, and one-third every consecutive year thereafter. If the options remain unexercised after a period of 10 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
A summary of activity under the Plan and the LTIP is as follows:

	Number of stock options	Weighted average exercise price per stock option
Balance – October 31, 2020	133,500	15.35
Granted	31,750	85.29
Exercised	(25,664)	6.59
Forfeited	(4,500)	42.43

Balance – July 31 , 2021	135,086	33.74
As at July 31, 2021
,
70,109
of the stock options (October
31
,
2020
:
62,773
) were exercisable.
A summary of outstanding stock options is as follows:

	Number of stock option s	Exercise price
		$
Expiration dates
September 11, 2022	10,000	0.65
April 10, 2023	20,000	0.65
April 10, 2023	6,656	14.45
April 1, 2024	8,500	14.45
July 17, 2024	31,680	14.45
December 16, 2029	2,500	42.75
April 21, 2030	12,000	42.75
July 19, 2030	12,000	42.75
November 30, 2030	16,000	85.94
February 11, 2031	15,750	85.94

	135,086

The Company recognized total expenses of $298,489 and $702,932 related to equity-settled share-based compensation during the three and nine months ended July 31, 2021 (three and nine months ended July 31, 2020:
$57,383 and $132,015).
The fair value of the stock options granted during the nine months ended July 31,2021 was determined to be
$1,899,350

(nine months ended July 31, 2020:
$996,823) using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.46%
Expected life of options	10 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%
Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
During the three and nine months ended July 31, 2021, four employees exercised 25,664 stock options to acquire a total of 25,664 common shares at an aggregate exercise price aggregate exercise of $169,105. During the three and nine months ended July 31, 2020
, no stock options were exercised.
Restricted share units
Under the terms of the LTIP, restricted share units have been issued to executives and directors. The RSUs vest immediately and are exercisable upon issuance. The RSUs represent the right to receive a distribution from the Company in an amount equal to the fair market value of an ordinary share of the Company at the time of distribution. The RSUs can be settled in shares, cash, or any combination of shares and cash, at the option of the holder. The Company grant ed 7,319
RSUs to certain key executives and recognized share-based compensation expense of $nil and
$604,942
in the three and nine months ended July 31, 2021, respectively (three and nine months ended July 31, 2020: nil grants and grant of 2,182
units at an expense o
f $88,425
, respectively). The Company has recorded a liability of
$3,259,010
as at July 31, 2021 (October 31, 2020:

$171,849)
that represents the fair value of the RSUs outstanding and has recorded fair value loss of
$508,850
and $2,433,196 for the three and nine months ended July 31, 2021, respectively (three and nine months ended July 31, 2020:

$nil).

9.	Share capital
Authorized share capital
The Company is authorized to issue an unlimited number of voting common shares, Class A non-voting
common shares and preference shares without par value. All issued shares are fully paid.
On November 16, 2016, the Company issued 1,000,000 common shares to the two founders of the Company for proceeds of $42,215.
On March 20, 2017, the Company completed a
non-brokered
private placement and issued 245,668 common shares for proceeds of $148,968 at $0.60 per share.
On August 9, 2017, the Company completed a
non-brokered
private placement and issued 185,185 common shares for proceeds of $118,064 at $0.64 per share.
On October 17, 2017, the Company completed a
non-brokered
private placement and issued 155,185 common shares for proceeds of $133,567 at $0.86 per share.
On March 23, 2018, the Company completed a
non-brokered
private placement and issued 188,604 common shares for proceeds of $2,645,136 at $14.02 per share.
On February 28, 2019, the Company issued 8,468 common shares to two shareholders as a finder’s fee for the Series A fundraising. These shares were valued at $118,759.
Between July 25 and October 31, 2019, the Company completed a non-brokered
private placement and issued 132,893 common shares for proceeds of $5,379,860 at $40.57 per share.
Between December 20 and December 27, 2019, the Company completed a non-brokered
private placement and issued 159,294 common shares for proceeds of $6,481,381 at $40.57 per share.
On December 27, 2019, the convertible debenture with SCA was converted to 13,436 common shares representing proceeds of $492,409. See Note 8 for details.
As of October 31, 2020, no Class A
non-voting
common shares or preference shares have been issued.
Long-term incentive plans
The Company has a stock option plan (the “Plan”) approved by the Company’s shareholders that allows it to grant stock options, subject to regulatory terms and approval, to its officers, directors, employees and service providers. This Plan was effective from September 2017 through October 31, 2019.

Each stock option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the average market price of the Company’s shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year therafter. If the options remain unexercised after a period of 5 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
On November 1, 2019 the Company adopted a new Long Term Incentive Plan (the “LTIP”) approved by the Company’s shareholders that allows it to grant stock options, restricted share units, deferred share units, stock appreciation rights, and other forms of equity compensation, subject to regulatory terms and approval, to its officers, directors, employees and service providers.
For stock options issued under the LTIP, each stock option converts into one ordinary share of the Company on exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Options are exercisable at a price equal to the average market price of the Company’s shares on the date of grant. The vesting period is one-third
on the first-year anniversary of the grant, and
one-third
every consecutive year thereafter. If the options remain unexercised after a period of 10 years from the date of grant, the options expire. Options are forfeited if the recipient terminates their contract with the Company before the options vest.
A summary of activity under the Plan and the LTIP is as follows:

	Number of stock options	Weighted average exercise price per stock option
		$
Balance – October 31, 2017	30,000	0.63
Granted	28,320	4.56

Balance – October 31, 2018	58,320	2.49
Granted	41,680	13.57

Balance – October 31, 2019	100,000	7.14
Granted	33,500	39.66

Balance – October 31, 2020	133,500	15.35

As at October 31, 2020, 62,607 of the stock options (2019: 29,440; 2018: 10,000) were exercisable.
A summary of outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	30,000	0.61
April 10, 2023	20,000	0.61
April 10, 2023	8,320	13.54
April 1, 2024	8,500	13.54
July 17, 2024	33,180	13.54

	Number of stock options	Exercise price
		$
December 16, 2029	2,500	40.05
April 21, 2030	16,500	40.05
July 19, 2030	14,500	40.05

	133,500

The Company recognised total expenses of $332,634, $97,258 and $26,523 related to equity-settled share-based payment transactions during the years ended October 31, 2020, 2019 and 2018, respectively.
The fair value of the stock options granted during 2020 was determined to be $940,058 (2019: $309,142; 2018: $103,795) using the Black-Scholes Merton option pricing model. The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.35 – 0.45%
Expected life of options	10 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%
Expected volatility was determined by calculating the average historical volatility of a group of listed entities that are considered similar in nature to the Company.
During the years ended October 31, 2020, 2019 and 2018 no stock options were exercised.
Under the terms of the LTIP, restricted share units have been issued to participants. The RSUs vest immediately and are exercisable upon issuance. The RSUs represent the right to receive a distribution from the Company in an amount equal to the fair market value of an ordinary share of the Company at the time of distribution. The RSUs can be settled in shares, cash, or any combination of shares and cash, at the option of the holder. The Company granted 2,182 RSUs to certain key executives in 2020 (2019: 0). The Company has recorded a liability of $171,849 as at October 31, 2020 (2019: $nil) that represents the fair value of the RSUs outstanding and has recorded total expense of $171,849 for the year-ended October 31, 2020 (2019: $nil).